UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03-31-2011 Check here if Amendment [ ]; Amendment Number: ______ This
 Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch Lane,
 London, EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report and
 the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,
and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London, U.K.  05-04-2011
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
	 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: __________0___________ Form 13F Information Table Entry Total: _________17____________ Form 13F Information Table Value Total: _____ 203,518 ____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



COLUMN 1 NAME OF ISSUER AGNICO EAGLE MINES LTD BRISTOL MYERS SQUIBB CO CF INDS HLDGS INC CHECKPOINT SYS INC COTT CORP QUE GOLDCORP INC NEW KANSAS CITY SOUTHERN KIMBERLY CLARK CORP
MOBILE TELESYSTEMS OJSC PFIZER INC SARA LEE CORP SHAW GROUP INC
SK TELECOM LTD WD-40 CO YAMANA GOLD INC SOUTHWESTERN ENERGY
ULTRA PETROLEUM  COLUMN 2 TITLE OF CLASS COM COM COM COM COM
COM COM NEW COM SPONSORED ADR COM COM COM SPONSORED ADR COM
COM COM COM  COLUMN 3 CUSIP 008474 10 8 110122 10 8 125269 10 0
162825 10 3 22163N 10 6 380956 40 9 485170 30 2 494368 10 3 607409
10 9 717081 10 3 803111 10 3 820280 10 5 78440P 10 8 929236 10 7
98462Y 10 0 845467 10 9 903914 10 9  COLUMN 4 COLUMN 6 INVESTMENT
DISCRETION FORM 13F INFORMATION TABLE COLUMN 5 VALUE (x$1000) SHRS OR PRN AMT SH/ PRN PUT/ CALL 16,487 248,478 SH SOLE 14,529 549,735
SH SOLE 16,371 119,680 SH SOLE 15,210 297,944 SH SOLE 9,929
1,182,072 SH SOLE 10,717 215,209 SH SOLE 16,072 295,162 SH SOLE
275 4,214 SH SOLE 10,963 516,371 SH SOLE 10,908 537,080 SH SOLE
21,175 1,198,360 SH SOLE 11,584 327,137 SH SOLE 14,328 761,700
SH SOLE 313 7,400 SH SOLE 18,972 1,541,209 SH SOLE 5,887 137,000
SH SOLE 9,798 198,950 SH SOLE COLUMN 7 OTHER MANAGER SOLE SHARED NONE COLUMN 8 VOTING AUTHORITY 248,478 549,735 119,680 297,944
1,182,072 215,209 295,162 4,214 516,371 537,080 1,198,360 327,137
761,700 7,400 1,541,209 137,000 198,950